Cover	Sep. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2023
Entity File Number	001-41450
Entity Registrant Name	WeTrade Group Inc.
Entity Central Index Key	0001784970
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Room 101, Level 1 Building 8,
Entity Address, Address Line Two	No. 18, Kechuang 10th Street,
Entity Address, City or Town	Beijing Economic and Technological Development Zone
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
City Area Code	852
Local Phone Number	52208810
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false